UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10599

Investment Company Act File Number

Tax-Managed Small-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Aerospace & Defense — 1.8%
Ducommun, Inc.(1)	53,114	$1,468,602

		$1,468,602

Airlines — 2.1%
Spirit Airlines, Inc.(1)	26,185	$1,713,023

		$1,713,023

Auto Components — 2.0%
Dana Holding Corp.	71,838	$1,607,734

		$1,607,734

Banks — 15.6%
1st Source Corp.	31,672	$899,168
Bridge Capital Holdings(1)	32,896	701,672
ConnectOne Bancorp, Inc.	131,003	2,489,049
Eagle Bancorp, Inc.(1)	65,627	2,186,035
First Business Financial Services, Inc.	24,477	1,067,687
German American Bancorp, Inc.	21,072	544,711
Peoples Bancorp, Inc.	25,284	589,876
Prosperity Bancshares, Inc.	39,780	2,312,411
South State Corp.	13,268	771,004
Texas Capital Bancshares, Inc.(1)	19,134	995,925

		$12,557,538

Building Products — 3.3%
A.O. Smith Corp.	57,776	$2,698,139

		$2,698,139

Chemicals — 4.6%
Calgon Carbon Corp.(1)	53,770	$1,139,924
Innophos Holdings, Inc.	23,076	1,394,483
RPM International, Inc.	26,400	1,166,352

		$3,700,759

Construction & Engineering — 3.1%
EMCOR Group, Inc.	28,605	$1,170,803
MasTec, Inc.(1)	48,813	1,327,225

		$2,498,028

Containers & Packaging — 1.9%
AptarGroup, Inc.	25,148	$1,536,543

		$1,536,543

Distributors — 2.4%
Core-Mark Holding Co., Inc.	40,886	$1,929,819

		$1,929,819

Electric Utilities — 4.3%
Cleco Corp.	32,704	$1,822,921
Portland General Electric Co.	52,565	1,678,400

		$3,501,321

Energy Equipment & Services — 1.9%
Hornbeck Offshore Services, Inc.(1)	35,012	$1,530,024

		$1,530,024

Security	Shares	Value
Food Products — 4.4%
Darling Ingredients, Inc.(1)	83,167	$1,556,886
Inventure Foods, Inc.(1)	164,955	1,987,708

		$3,544,594

Health Care Equipment & Supplies — 4.0%
Analogic Corp.	16,005	$1,150,919
Teleflex, Inc.	19,367	2,086,601

		$3,237,520

Insurance — 5.7%
Federated National Holding Co.	91,769	$1,850,980
Horace Mann Educators Corp.	40,269	1,153,707
Protective Life Corp.	23,402	1,623,631

		$4,628,318

IT Services — 1.4%
MAXIMUS, Inc.	26,402	$1,091,987

		$1,091,987

Machinery — 7.0%
Barnes Group, Inc.	53,432	$1,830,046
Crane Co.	22,107	1,516,761
EnPro Industries, Inc.(1)	34,016	2,327,375

		$5,674,182

Oil, Gas & Consumable Fuels — 4.9%
Stone Energy Corp.(1)	71,065	$2,704,023
VAALCO Energy, Inc.(1)	179,165	1,236,239

		$3,940,262

Pharmaceuticals — 2.3%
Prestige Brands Holdings, Inc.(1)	61,045	$1,880,186

		$1,880,186

Road & Rail — 4.5%
Old Dominion Freight Line, Inc.(1)	22,916	$1,454,708
Saia, Inc.(1)	47,212	2,155,228

		$3,609,936

Semiconductors & Semiconductor Equipment — 9.1%
Entegris, Inc.(1)	153,815	$1,767,335
Photronics, Inc.(1)	241,556	1,925,201
Silicon Motion Technology Corp. ADR	71,777	1,655,178
Synaptics, Inc.(1)	27,305	1,972,240

		$7,319,954

Software — 1.8%
NICE Systems, Ltd. ADR	36,325	$1,436,291

		$1,436,291

Specialty Retail — 1.1%
Stage Stores, Inc.	49,714	$895,846

		$895,846

Textiles, Apparel & Luxury Goods — 3.6%
Hanesbrands, Inc.	8,458	$826,431
Iconix Brand Group, Inc.(1)	49,700	2,098,831

		$2,925,262

Thrifts & Mortgage Finance — 1.3%
First Defiance Financial Corp.	38,241	$1,032,889

		$1,032,889

Total Common Stocks (identified cost $50,229,235)		$75,958,757

Short-Term Investments — 4.9%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/14	$3,995	$3,994,926

Total Short-Term Investments (identified cost $3,994,926)		$3,994,926

Total Investments — 99.0% (identified cost $54,224,161)		$79,953,683

Other Assets, Less Liabilities — 1.0%		$793,199

Net Assets — 100.0%		$80,746,882

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,283,938

Gross unrealized appreciation	$25,834,071
Gross unrealized depreciation	(164,326)

Net unrealized appreciation	$25,669,745

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$75,958,757	*	$—	$—	$75,958,757
Short-Term Investments	—		3,994,926	—	3,994,926
Total Investments	$75,958,757		$3,994,926	$—	$79,953,683

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014